RELATED PARTY TRANSACTIONS - Founder Shares (Detail)				1 Months Ended
	May 10, 2021 USD ($) shares	Mar. 10, 2021	Dec. 09, 2020 USD ($) Day $ / shares shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding						6,950,072	7,200,000
Common shares, shares issued						6,950,072	7,200,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares surrender					131,250
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				575,000
Common shares, shares outstanding				7,200,000	6,625,000
Common shares, shares issued				7,200,000	6,625,000
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Founder shares surrendered for cancellation	249,928
Consideration | $	$ 0
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Share dividend					1,006,250
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $			$ 25,000
Consideration received, shares			5,750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days